Related party transactions	3 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
13. Related party transactions

Income (expense) from related parties

The Partnership has several agreements with Höegh LNG (and certain of its subsidiaries) for the provision of services. Höegh LNG and its subsidiaries provide general and corporate management services to the Partnership. Subsidiaries of Höegh LNG provide technical ship management and /or other similar services for PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace.

Amounts included in the consolidated statements of income for the three months ended March 31, 2017 and 2016 or capitalized in the consolidated balance sheets as of March 31, 2017 and December 31, 2016 are as follows:

	Three months ended
Statement of income:	March 31,
(in thousands of U.S. dollars)	2017	2016
Revenues
Time charter revenue Höegh Gallant (1)	$11,914	$11,055
Operating expenses
Vessel operating expenses (2)	(5,396)	(3,310)
Hours, travel expense and overhead (3) and Board of Directors’ fees (4)	(1,029)	(617)
Interest income from joint ventures (5)	128	261
Interest expense and commitment fees to Höegh LNG (6)	(1,069)	(1,251)
Total	$4,548	$6,138

	As of
Balance sheet	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Equity
Cash contribution from Höegh LNG (7)	$404	$3,843
Issuance of units for Board of Directors' fees (4)	—	189
Other and contributions from owner (8)	157	426
Total	$561	$4,458

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
3)
Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

4)
Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

5)
Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

6)
Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense.

7)	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.
8)
Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer 21,500 phantom units in the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.

Acquisition from Höegh LNG: On January 3, 2017, the Partnership acquired from Höegh LNG 51% of the shares of Höegh LNG Colombia Holding Ltd., the owner of the entities that own and operate the Höegh Grace. Refer to note 4. The Partnership’s Board of Directors (the “Board”) and the Conflicts Committee of the Board (the “Conflicts Committee”) approved the purchase price for the acquisition. The Conflicts Committee retained financial advisors to assist with its evaluation of the transaction.

Dividends to Höegh LNG: The Partnership has declared and paid quarterly distributions to Höegh LNG totaling $6.9 million, and $6.4 million to Höegh LNG for each of the three months ended March 31, 2017 and 2016, respectively.

Receivables and payables from related parties

Amounts due from affiliates

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Amounts due from affiliates	$4,247	$4,237

The amount due from affiliates is a receivable for time charter hire from a subsidiary of Höegh LNG, EgyptCo, for the Höegh Gallant time charter. The time charter hire is due 18 days from the receipt of the invoice. Time charter hire is invoiced at the end of the month in arrears.

Amounts due to owners and affiliates

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Amounts due to owners and affiliates	$3,538	$1,374

Amounts due to owners and affiliates principally relate to trade payables for services provided by subsidiaries of Höegh LNG. The balance does not bear interest.

Revolving credit and seller’s credit due to owners and affiliates:

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Revolving credit facility	$10,222	$8,622
Seller’s credit note	34,383	34,383
Revolving credit and seller’s credit due to owners and affiliates	$44,605	$43,005

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is unsecured and any outstanding balance is due January 1, 2020. Interest on drawn amounts is payable quarterly at LIBOR plus a margin of 4.0%. Additionally, a 1.4% quarterly commitment fee is due to Höegh LNG on undrawn available amounts.

On October 1, 2015, the Partnership financed part of the acquisition of the Höegh Gallant with a seller’s credit note from a subsidiary of Höegh LNG. The unsecured seller’s credit note is subordinated to the obligations of the Partnership and the Borrower under the Gallant facility, bears interest at 8% and matures on January 1, 2020. In December 2016, the Partnership repaid $12.6 million of the seller’s credit note.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG will indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. Liabilities resulting from a change in law are excluded from the environmental indemnity. There is an aggregate cap of $5.0 million on the amount of indemnity coverage provided by Höegh LNG for environmental and toxic tort liabilities. No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.

Other indemnifications:

Under the omnibus agreement, Höegh LNG will also indemnify the Partnership for losses:

1.
related to certain defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to the time they were contributed to the Partnership, certain consents and permits necessary to conduct the business, which liabilities arise within three years after the closing of the IPO;

2.	related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold;
3.
in the event that the Partnership does not receive hire rate payments under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the earlier of (i) the date of acceptance of the PGN FSRU Lampung or (ii) the termination of such time charter; The Partnership was indemnified by Höegh LNG for certain invoices not paid by PGN for the year ended December 31, 2014;

4.
with respect to any obligation to pay liquidated damages to PGN under the PGN FSRU Lampung time charter for failure to deliver the PGN FSRU Lampung by the scheduled delivery date set forth in the PGN FSRU Lampung time charter; and

5.
with respect to any non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project (including the construction of the Mooring) occurring prior to the date of acceptance of the PGN FSRU Lampung pursuant to the time charter.

6.
pursuant to a letter agreement dated August 12, 2015, Höegh LNG confirmed that the indemnification provisions of the omnibus agreement include indemnification for all non-budgeted, non-creditable Indonesian value added taxes and non-budgeted Indonesian withholding taxes, including any related impact on cash flow from PT Hoegh LNG Lampung and interest and penalties associated with any non-timely Indonesian tax filings related to the ownership or operation of the PGN FSRU Lampung and the Mooring whether incurred (i) prior to the closing date of the IPO, (ii) after the closing date of the IPO to the extent such taxes, interest, penalties or related impact on cash flows relate to periods of ownership or operation of the PGN FSRU Lampung and the Mooring and are not subject to prior indemnification payments or deemed reimbursable by the charterer under its audit of the taxes related to the PGN FSRU Lampung time charter for periods up to and including June 30, 2015, or (iii) after June 30, 2015 to the extent withholding taxes exceed the minimum amount of withholding tax due under Indonesian tax regulations due to lack of documentation or untimely withholding tax filings. The Partnership is indemnified for recovery of the $6.2 million VAT liability related to a Mooring invoice.

In the first quarter of 2017, the Partnership received indemnification payments with respect to non-budgeted expenses of $0.3 million for the fourth quarter of 2016 which were recorded as a contribution to equity. No indemnification claims were filed for the three months ended March 31, 2017. The Partnership received payments for filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax, costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015 and other non-budgeted expenses) of approximately $0.8 and $2.4 million in the three months ended March 31, 2016 and the year ended December 31, 2016, respectively, which were recorded as a contribution to equity. The Partnership filed claims and was paid $0.3 million in the second quarter of 2016 for indemnification of non-budgeted expenses for the three months ended March 31, 2016. Refer to note 16.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of Höegh LNG FSRU III Ltd., the entity that indirectly owns the Höegh Gallant, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;
2.	losses related to certain environmental and tax liabilities attributable to the operation of the Höegh Gallant prior to the closing date;
3.	all capital gains tax or other export duty incurred in connection with the transfer of the Höegh Gallant outside of Höegh LNG Cyprus Limited’s permanent establishment in a Public Free Zone in Egypt;
4.	any recurring non-budgeted costs owed to Höegh LNG Management with respect to payroll taxes;
5.	any non-budgeted losses suffered or incurred in connection with the commencement of services under the time charter with EgyptCo or EgyptCo’s time charter with EGAS; and
6.	liabilities under the Gallant/Grace facility not attributable to the Höegh Gallant.

Additionally, Höegh LNG has guaranteed the payment of hire by EgyptCo pursuant to the time charter for the Höegh Gallant under certain circumstances.

In the first quarter of 2017, the Partnership received indemnification payments with respect to losses incurred in connection with the commencement of services under the time charter with EgyptCo due to technical issues of $0.1 million for the fourth quarter of 2016 which were recorded as a contribution to equity. An indemnification claim of $0.6 million was filed for the three months ended March 31, 2017 which was paid in the second quarter of 2017. No indemnification claims were filed for the three months ended March 31, 2016. The Partnership received payments for filed claims of $1.4 million for the year ended December 31, 2016 for indemnification of losses due to start up technical issues and for other costs incurred which were recorded as a contribution to equity. Refer to note 16.

Under the contribution, purchase and sale agreement entered into with respect to the acquisition of the 51% ownership interest in the Höegh Grace entities, Höegh LNG will indemnify the Partnership for:

⋅	losses from breach of warranty;
⋅	losses related to certain environmental liabilities, damages or repair costs and tax liabilities attributable to the operation of the Höegh Grace prior to the closing date;
⋅
any recurring non-budgeted costs owed to tax authorities with respect to payroll taxes, taxes related to social security payments, corporate income taxes (including income tax for equality and surcharge on income tax for equality), withholding tax, port associations, local Cartagena tax, and financial transaction tax, including any penalties associated with taxes to the extent not reimbursed by the charterer;

⋅	any non-budgeted losses suffered or incurred in connection with the commencement of services under the Höegh Grace charter with SPEC; and
⋅
any losses suffered or incurred in relation to the performance guarantee the Partnership provided with respect to the Höegh Grace charter, up to Höegh LNG’s pro rata share of such losses, based on its remaining ownership interest in Höegh LNG Colombia Holding Ltd.